SCHEDULE OF CONTINGENT CONSIDERATION (Details) - CAD ($)	Dec. 16, 2019	Sep. 22, 2022	Oct. 01, 2020
Consideration transferred:
Fair value of shares retained by former BYND Cannasoft shareholders (6,269,117 shares at $0.82 per share)	$ 5,140,676
Forgiveness of BYND debt	276,210
Value allocated to 9,832,495 shares issued	4,864,466
Fair value of identifiable assets and liabilities acquired:
Cash	494,144
Amount receivable	1
Trade payable and other liabilities	(24,069)
Total net assets acquired	470,076
Fair value of assets and liabilities	470,076
Forgiveness of BYND debt	(276,210)
Total consideration transferred	4,864,466
Listing expenses	$ 4,394,390
Zigi Carmel Initiatives and Investments Ltd. [member]
Consideration transferred:
Value allocated to 9,832,495 shares issued		$ 42,768,000
Fair value of identifiable assets and liabilities acquired:
Investments		137,811
Intangible asset		42,768,000
Shareholder loan		(137,811)
Total net assets acquired		42,768,000
Fair value of assets and liabilities		42,768,000
Total consideration transferred		$ 42,768,000
B.Y.B.Y. Investments and Promotions Ltd. [member]
Consideration transferred:
Value allocated to 9,832,495 shares issued			$ 840,941
Fair value of identifiable assets and liabilities acquired:
Amount receivable			3,759
Intangible asset			850,000
Trade payable and other liabilities			(12,818)
Total net assets acquired			840,941
Fair value of assets and liabilities			840,941
Total consideration transferred			$ 840,941